Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000719269
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2012
MFS Blended Research Core Equity Portfolio (First Prospectus Summary) | MFS Blended Research Core Equity Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Core Equity Portfolio (Second Prospectus Summary) | MFS Blended Research Core Equity Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Growth Portfolio (First Prospectus Summary) | MFS Blended Research Growth Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Growth Portfolio (Second Prospectus Summary) | MFS Blended Research Growth Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Value Portfolio (First Prospectus Summary) | MFS Blended Research Value Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Blended Research Value Portfolio (Second Prospectus Summary) | MFS Blended Research Value Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Bond Portfolio (First Prospectus Summary) | MFS Bond Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Bond Portfolio (Second Prospectus Summary) | MFS Bond Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Core Equity Portfolio (First Prospectus Summary) | MFS Core Equity Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Core Equity Portfolio (Second Prospectus Summary) | MFS Core Equity Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Emerging Markets Equity Portfolio (First Prospectus Summary) | MFS Emerging Markets Equity Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Emerging Markets Equity Portfolio (Second Prospectus Summary) | MFS Emerging Markets Equity Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Governments Portfolio (First Prospectus Summary) | MFS Global Governments Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Governments Portfolio (Second Prospectus Summary) | MFS Global Governments Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Growth Portfolio (First Prospectus Summary) | MFS Global Growth Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Growth Portfolio (Second Prospectus Summary) | MFS Global Growth Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Research Portfolio (First Prospectus Summary) | MFS Global Research Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Research Portfolio (Second Prospectus Summary) | MFS Global Research Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Tactical Allocation Portfolio (First Prospectus Summary) | MFS Global Tactical Allocation Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Global Tactical Allocation Portfolio (Second Prospectus Summary) | MFS Global Tactical Allocation Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Government Securities Portfolio (First Prospectus Summary) | MFS Government Securities Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Government Securities Portfolio (Second Prospectus Summary) | MFS Government Securities Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Portfolio (First Prospectus Summary) | MFS Growth Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Growth Portfolio (Second Prospectus Summary) | MFS Growth Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Yield Portfolio (First Prospectus Summary) | MFS High Yield Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS High Yield Portfolio (Second Prospectus Summary) | MFS High Yield Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Growth Portfolio (First Prospectus Summary) | MFS International Growth Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Growth Portfolio (Second Prospectus Summary) | MFS International Growth Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Value Portfolio (First Prospectus Summary) | MFS International Value Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS International Value Portfolio (Second Prospectus Summary) | MFS International Value Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Massachusetts Investors Growth Stock Portfolio (First Prospectus Summary) | MFS Massachusetts Investors Growth Stock Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Massachusetts Investors Growth Stock Portfolio (Second Prospectus Summary) | MFS Massachusetts Investors Growth Stock Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Growth Portfolio (First Prospectus Summary) | MFS Mid Cap Growth Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Mid Cap Growth Portfolio (Second Prospectus Summary) | MFS Mid Cap Growth Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Money Market Portfolio (First Prospectus Summary) | MFS Money Market Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Money Market Portfolio (Second Prospectus Summary) | MFS Money Market Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Portfolio (First Prospectus Summary) | MFS New Discovery Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Portfolio (Second Prospectus Summary) | MFS New Discovery Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Portfolio (First Prospectus Summary) | MFS Research International Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Research International Portfolio (Second Prospectus Summary) | MFS Research International Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Strategic Income Portfolio (First Prospectus Summary) | MFS Strategic Income Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Strategic Income Portfolio (Second Prospectus Summary) | MFS Strategic Income Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Technology Portfolio (First Prospectus Summary) | MFS Technology Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Technology Portfolio (Second Prospectus Summary) | MFS Technology Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Total Return Portfolio (First Prospectus Summary) | MFS Total Return Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Total Return Portfolio (Second Prospectus Summary) | MFS Total Return Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Utilities Portfolio (First Prospectus Summary) | MFS Utilities Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Utilities Portfolio (Second Prospectus Summary) | MFS Utilities Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Value Portfolio (First Prospectus Summary) | MFS Value Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS Value Portfolio (Second Prospectus Summary) | MFS Value Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A